STOCK OPTION RESERVE (Details 2) - $ / shares		12 Months Ended
	Sep. 02, 2025	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.91%	3.63%
Expected volatility	82.90%	85.00%
Expected dividend as percentage, share options granted
Stock Option Granted [Member]
IfrsStatementLineItems [Line Items]
Grant price		$ 0.0130	$ 0.0445
Expected life		10 years	5 years 9 months
Risk free interest rate		3.68%	4.14%
Expected volatility		115.00%	135.80%
Expected dividend as percentage, share options granted